FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
SCHEDULE OF FINANCIAL ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS
Financial assets and liabilities measured at fair value on a recurring basis as of the date indicated below were presented on our unaudited condensed consolidated balance sheets as follows:

	December 31, 2020
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market funds	$1,026,034	$—	$—	$1,026,034
Cash and securities segregated under federal and other regulations:
U.S. Treasury securities	134,994	—	—	134,994
Other current assets:
Equity securities - user-held fractional shares	802,483	—	—	802,483
Equity securities - securities owned	3,222	—	—	3,222
Total financial assets	$1,966,733	$—	$—	$1,966,733

Liabilities
Accounts payable and accrued expenses:
Equity securities - referral program liability	$695	$—	$—	$695
Other current liabilities:
Equity securities - repurchase obligations	802,483	—	—	802,483
Total financial liabilities	$803,178	$—	$—	$803,178

	June 30, 2021
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market funds	$1,927,574	$—	$—	$1,927,574
U.S. Treasury securities	349,984	—	—	349,984
Other current assets:
Equity securities - user-held fractional shares	1,430,855	—	—	1,430,855
Equity securities - securities owned	18,874	—	—	18,874
Total financial assets	$3,727,287	$—	$—	$3,727,287

Liabilities
Accounts payable and accrued expenses:
Equity securities - referral program liability	$389	$—	$—	$389
Other current liabilities:
Equity securities - repurchase obligations	1,430,855	—	—	1,430,855
Convertible notes:
Convertible notes	—	—	5,189,783	5,189,783
Other non-current liabilities:
Warrant liability	—	—	382,513	382,513
Total financial liabilities	$1,431,244	$—	$5,572,296	$7,003,540

Financial assets measured at fair value on a recurring basis as of the date indicated below were presented on our consolidated balance sheets as follows:

	December 31, 2019		December 31, 2020
(in thousands)	Level 1	Total	Level 1	Total
Cash equivalents:
Money market funds	$416,025	$416,025	$1,026,034	$1,026,034
Cash and securities segregated under federal and other regulations:
U.S. Treasury securities	—	—	134,994	134,994
Other current assets:
Equity securities - user-held fractional shares	—	—	802,483	802,483
Equity securities - securities owned	2,997	2,997	3,222	3,222
Total financial assets	$419,022	$419,022	$1,966,733	$1,966,733
Financial liabilities measured at fair value on a recurring basis as of the date indicated below were presented on our consolidated balance sheets as follows:

	December 31, 2019		December 31, 2020
(in thousands)	Level 1	Total	Level 1	Total
Accounts payable and accrued expenses:
Equity securities - referral program liability	$303	$303	$695	$695
Other current liabilities:
Equity securities - repurchase obligations	—	—	802,483	802,483
Total financial liabilities	$303	$303	$803,178	$803,178

SCHEDULE OF SIGNIFICANT UNOBSERVABLE INPUTS
The significant unobservable inputs used in the fair value measurement of the convertible notes and warrant liability include:

	June 30, 2021
	Convertible notes	Warrant liability
Fair value of common stock	$38.00	$38.00
Volatility	N/A	56%
Risk free rate	N/A	1.42%

SCHEDULE OF CHANGES IN ESTIMATED FAIR VALUE OF CONVERTIBLE NOTES AND WARRANT LIABILITY
The following table sets forth a summary of the changes in the estimated fair value of our convertible notes and warrant liability:

(in thousands)	Convertible notes	Warrant liability
Beginning of period, January 1, 2021	$—	$—
Issued during the period	3,299,031	252,944
Change in fair value	1,890,752	129,569
End of period, June 30, 2021	$5,189,783	$382,513